TRADE RECEIVABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and accrued receivables from customers	$ 698	$ 696
Other receivables	64	51
Income tax receivable	0	73
Prepayments	28	32
Prepaid share issuance costs (Note 15)	26	0
Advances to related parties	0	18
Related party receivables	36	42
Total trade receivables and other	$ 852	$ 912